Consolidated Statements of Cash Flows (Parenthetical) - Unsecured Debt [Member] - USD ($)	Nov. 21, 2016	Jun. 03, 2016	Oct. 31, 2015	Oct. 05, 2015	Sep. 03, 2015
Debt instrument, face amount	$ 6,000,000,000	$ 5,000,000,000
Hospira [Member]
Debt instrument, face amount			$ 1,700,000,000	$ 1,700,000,000	$ 1,750,000,000